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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

WB CAPITAL MUTUAL FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
WB CAPITAL MUTUAL FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2009

DATE OF REPORTING PERIOD: 09/30/2009

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER, 2009.

SEMI-ANNUAL

REPORT

TO

SHAREHOLDERS SEPTEMBER 30, 2009

WB Capital Mutual Funds, Inc.

Table of Contents

Message from the Investment Adviser

Page

Performance Reports and Schedules of Portfolio Investments

Page

Statements of Assets and Liabilities

Page

Statements of Operations

Page

Statements of Changes in Net Assets

Page

Notes to Financial Statements

Page

Financial Highlights

Page

Additional Information

Page

WB Capital Mutual Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this semi-annual report for the WB Capital Mutual Funds covering the six-month period from April 1, 2009 to September 30, 2009. This report is prepared to provide you with information as to your Fund performance, commentary from your Fund managers, and a review of your Fund expenses. We encourage you to review this information and hope you will find it useful.

If investors are to be believed, the U.S. economy is heading for a vigorous recovery. Equities delivered their second consecutive return in excess of 15 percent in the third quarter, and all bond risk sectors continued their strong outperformance. Although we agree that the economy is on the road to recovery, our enthusiasm is tempered by the potential for potholes as government support is replaced by private investment.

Evidence of positive momentum can be seen in a variety of data. The ISM indexes for both the manufacturing and service sectors have both popped above 50, indicating expansion on the business side. Low interest rates, declining home prices, and the first time homebuyer credit have boosted housing activity. And initial jobless claims have declined suggesting an improvement in the labor outlook.

Unfortunately, there is also substantial evidence that the economy has yet to regain solid footing. First and foremost is the unemployment rate which has skyrocketed to 9.8 percent and continues to move higher. The recession that began in December 2007 has resulted in job losses totaling 7.2 million, the highest number of losses since the Great Depression. And credit is not yet flowing freely to small business, despite the Federal Reserve’s efforts to inject substantial liquidity for “toxic” assets on bank balance sheets.

The net result is that the economic boost provided by the various stimulus programs and monetary policies will not be withdrawn any time soon. In fact, extensions of unemployment benefits and the first-time homeowner tax credit are already being discussed. These tactics will allow the economy to generate positive growth, though the rate of growth will be modest compared to past recoveries.

Investors have witnessed historic volatility in the markets over the past couple years, and we are grateful for the opportunity to guide you through these difficult times into hopefully more peaceful markets ahead. Thank you for your ongoing support of the WB Capital Mutual Funds.

Laurie Mardis, CFA

Senior Vice President and

Fixed Income Portfolio Manager

WB Capital Management Inc.

The WB Capital Mutual Funds are distributed by Foreside Distribution Services, L.P.

Shares of the WB Capital Mutual Funds are NOT INSURED BY THE FDIC. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus. An investor should consider the Fund investment objectives, risks, charges, and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain more information, please call 800-798-1819 or visit the website www.wbcapitalfunds.com. Please read the prospectus carefully before investing.

WB Capital Mutual Funds, Inc.

Performance Report

WB Capital Money Market Funds

Money market yields continued to fall during the first half of the fiscal year, and the curve flattened as it became clear that the Fed will continue to leave overnight rates at zero percent for an “extended period” to encourage growth. The vast amount of liquidity and government support in the market will keep a lid on yields for the foreseeable future. In addition, the SEC is considering substantial changes to the regulation of this space which may result in fewer opportunities for managers to add value. We continue to monitor the regulatory and rate environment for dislocations that offer value, with an eye to preservation of capital and liquidity.

Institutional Money Market Fund

The Fund’s average days remained longer than its index, and the Fund will continue to target a long position to capture additional yield while overnight rates remain low. Paper is being added in the one year area of the curve where rates appear most attractive given our outlook.

Institutional Reserves Fund

The Fund’s average days rose during the quarter to a position longer than the index as the Fed remains on hold. The Fund will target an average days position longer than the index to capture additional yield while overnight rates remain low. Paper is being added in the one year area of the curve where rates appear most attractive given our outlook.

Liquid Assets Fund

The Fund’s average days remained longer than its index, and the Fund will continue to target a long position to capture additional yield while overnight rates remain low. Paper is being added in the one year area of the curve where rates appear most attractive given our outlook.

WB Capital Mutual Funds, Inc.
Institutional Money Market Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2009

Par/
Share Value	Description				Value
U.S. Government Agencies (26.40%)
Federal Farm Credit Bank (4.95%)
$ 1,000,000	0.466%	**	02/11/10	................................................	$ 1,000,437
1,000,000	0.529%	*	03/30/10	................................................	997,399
1,000,000	4.750%		05/07/10	................................................	1,024,327
1,000,000	0.504%	**	11/04/10	................................................	1,000,000
	(Cost $4,022,163)				4,022,163

Federal Home Loan Bank (11.45%)
1,000,000	0.673%	*	10/19/09	................................................	999,665
1,000,000	0.184%	**	01/08/10	................................................	999,737
1,000,000	0.310%		01/22/10	................................................	1,000,013
1,000,000	3.100%		02/04/10	................................................	1,009,311
2,000,000	0.348%	***	03/02/10	................................................	2,003,685
1,305,000	4.375%		03/17/10	................................................	1,327,726
1,000,000	0.820%		04/28/10	................................................	1,000,206
950,000	2.375%		04/30/10	................................................	958,108
	(Cost $9,298,451)				9,298,451

Federal Home Loan Mortgage Corporation (6.29%)
2,500,000	0.351%	*	10/05/09	................................................	2,499,903
1,000,000	0.179%	**	10/08/09	................................................	999,986
1,600,000	4.750%		11/03/09	................................................	1,606,243
	(Cost $5,106,132)				5,106,132

Federal National Mortgage Association (3.71%)
1,000,000	3.250%		02/10/10	................................................	1,010,075
2,000,000	0.404%	***	02/12/10	................................................	1,998,112
	(Cost $3,008,187)				3,008,187
	Total U.S. Government Agencies				21,434,933

Certificates of Deposit (25.86%)
First American Bank Certificates of Deposit
Account Registry Service (CDARS) (1.23%) *****
1,000,000	1.450%		07/15/10	................................................	1,000,000
	(Cost $1,000,000)				1,000,000

West Bank Certificates of Deposit Account
Registry Service (CDARS) (24.63%) *****
1,000,000	1.250%		10/15/09	................................................	1,000,000
1,000,000	1.250%		10/29/09	................................................	1,000,000
2,000,000	1.000%		11/19/09	................................................	2,000,000
2,000,000	1.000%		11/27/09	................................................	2,000,000
3,000,000	3.000%		12/03/09	................................................	3,000,000
1,000,000	2.000%		01/21/10	................................................	1,000,000
1,000,000	2.000%		01/28/10	................................................	1,000,000
1,000,000	1.750%		02/25/10	................................................	1,000,000
1,000,000	1.750%		03/04/10	................................................	1,000,000
1,000,000	1.750%		04/08/10	................................................	1,000,000
1,000,000	1.600%		05/06/10	................................................	1,000,000
1,000,000	1.600%		05/20/10	................................................	1,000,000
2,000,000	1.500%		05/27/10	................................................	2,000,000
1,000,000	1.350%		06/03/10	................................................	1,000,000
1,000,000	1.350%		07/22/10	................................................	1,000,000
	(Cost $20,000,000)				20,000,000
	Total Certificates of Deposit				21,000,000

Money Market Funds (9.24%)
Federated Government Obligation #5
3,750,000	0.104%	****		................................................	3,750,000
Goldman Sachs Financial Square Government #465
3,750,000	0.123%	****		................................................	3,750,000
	(Cost $7,500,000)				7,500,000

Repurchase Agreements (38.22%)
Morgan Stanley and Company
31,040,180	0.040%		10/01/09	................................................	31,040,180
	(Cost $31,040,180)				31,040,180
	(Purchased on 09/30/09; proceeds at
	maturity $31,040,214; collateralized by
	$31,290,000 U.S. Government Agency,
	06/18/10, collateral worth $31,662,455)

	Total Investments (99.72%)
	(Cost $80,975,113)				$ 80,975,113
	Other Assets and Liabilities (0.28%)				230,613

	Net Assets (100.00%)				$ 81,205,726

* Effective yield at date of purchase

** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates quarterly with Libor
**** Dividend yield fluctuates daily
***** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum. See notes to financial statements

WB Capital Mutual Funds, Inc.
Institutional Reserves Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2009

Par/
Share Value	Description				Value
U.S. Government Agencies (31.13%)
Federal Farm Credit Bank (4.15%)
$ 1,000,000	0.466%	**	02/11/10	................................................	$ 1,000,437
1,000,000	0.504%	**	11/04/10	................................................	1,000,000
	(Cost $2,000,437)				2,000,437

Federal Home Loan Bank (12.45%)
1,000,000	0.435%	***	10/13/09	................................................	1,000,022
1,000,000	0.570%	*	12/08/09	................................................	998,943
1,000,000	0.184%	**	01/08/10	................................................	999,737
2,000,000	0.348%	***	03/02/10	................................................	1,998,168
1,000,000	0.820%		04/28/10	................................................	1,000,206
	(Cost $5,997,076)				5,997,076

Federal Home Loan Mortgage Corporation (6.23%)
1,000,000	0.179%	**	10/08/09	................................................	999,986
2,000,000	0.682%	*	11/16/09	................................................	1,998,287
	(Cost $2,998,273)				2,998,273

Federal National Mortgage Association (8.30%)
2,000,000	0.611%	*	10/26/09	................................................	1,999,166
2,000,000	0.404%	***	02/12/10	................................................	1,998,112
	(Cost $3,997,278)				3,997,278
	Total U.S. Government Agencies				14,993,064

Certificates of Deposit (29.06%)
First American Bank Certificates of Deposit
Account Registry Service (CDARS) (10.38%) *****
2,000,000	0.850%		10/15/09	................................................	2,000,000
1,000,000	1.200%		01/14/10	................................................	1,000,000
1,000,000	1.450%		07/08/10	................................................	1,000,000
1,000,000	1.450%		07/15/10	................................................	1,000,000
	(Cost $5,000,000)				5,000,000

West Bank Certificates of Deposit Account
Registry Service (CDARS) (18.68%) *****
2,000,000	0.500%		10/22/09	................................................	2,000,000
1,000,000	0.800%		12/24/09	................................................	1,000,000
1,000,000	0.800%		01/07/10	................................................	1,000,000
2,000,000	0.800%		01/21/10	................................................	2,000,000
1,000,000	1.350%		06/03/10	................................................	1,000,000
1,000,000	1.350%		06/10/10	................................................	1,000,000
1,000,000	1.350%		07/22/10	................................................	1,000,000
	(Cost $9,000,000)				9,000,000
	Total Certificates of Deposit				14,000,000

Money Market Funds (9.55%)
Federated Government Obligation #5
2,300,000	0.104%	****		................................................	2,300,000
Goldman Sachs Financial Square Government #465
2,300,000	0.123%	****		................................................	2,300,000
	(Cost $4,600,000)				4,600,000

Repurchase Agreements (30.22%)
Morgan Stanley and Company
14,556,244	0.040%		10/01/09	................................................	14,556,244
	(Cost $14,556,244)				14,556,244
	(Purchased on 09/30/09; proceeds at
	maturity $14,556,260; collateralized by
	$12,281,000 U.S. Government Agency,
	08/06/38, collateral worth $14,847,790)

	Total Investments (99.96%)
	(Cost $48,149,308)				$ 48,149,308
	Other Assets and Liabilities (0.04%)				20,304

	Net Assets (100.00%)				$ 48,169,612

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates quarterly with Libor
**** Dividend yield fluctuates daily
***** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum

See notes to financial statements

WB Capital Mutual Funds, Inc.
Liquid Assets Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2009

Par/
Share Value	Description				Value
U.S. Government Agencies (14.53%)
Federal Farm Credit Bank (1.38%)
$ 1,000,000	0.466%	**	02/11/10	................................................	$ 1,000,437
	(Cost $1,000,437)				1,000,437

Federal Home Loan Bank (6.92%)
2,000,000	0.184%	**	01/08/10	................................................	1,999,475
1,000,000	0.349%	***	01/15/10	................................................	999,827
1,000,000	0.800%		04/23/10	................................................	1,001,857
1,000,000	4.875%		05/14/10	................................................	1,026,616
	(Cost $5,027,775)				5,027,775

Federal Home Loan Mortgage Corporation (6.23%)
2,000,000	0.179%	**	10/08/09	................................................	1,999,971
1,000,000	4.125%		11/18/09	................................................	1,004,926
1,500,000	2.375%		05/28/10	................................................	1,518,123
	(Cost $4,523,020)				4,523,020
	Total U.S. Government Agencies				10,551,232

Corporate Bonds (0.52%)
Computer Software (0.28%)
Electronic Data Systems
200,000	7.125%		10/15/09	................................................	200,400
	(Cost $200,400)				200,400

Financial Services (0.24%)
Banc of America
175,000	4.250%	02/08/10	................................................	177,002
	(Cost $177,002)			177,002
	Total Corporate Bonds			377,402

Certificates of Deposit (28.92%)
West Bank Certificates of Deposit Account
Registry Service (CDARS)*****
5,000,000	3.000%	12/03/09	................................................	5,000,000
1,000,000	0.500%	12/03/09	................................................	1,000,000
2,000,000	2.000%	01/21/10	................................................	2,000,000

2,000,000	2.000%		01/28/10	................................................	2,000,000
1,000,000	0.800%		02/04/10	................................................	1,000,000
2,000,000	1.750%		02/25/10	................................................	2,000,000
2,000,000	1.750%		03/04/10	................................................	2,000,000
1,000,000	0.800%		03/04/10	................................................	1,000,000
1,000,000	0.800%		03/18/10	................................................	1,000,000
1,000,000	1.350%		07/22/10	................................................	1,000,000
1,000,000	1.350%		08/05/10	................................................	1,000,000
1,000,000	1.350%		09/02/10	................................................	1,000,000
1,000,000	1.350%		09/09/10	................................................	1,000,000
	(Cost $21,000,000)				21,000,000

Money Market Funds (9.64%)
Dreyfus Municipal Cash Management Plus
3,500,000	0.306%	****		................................................	3,500,000
Dreyfus Tax Exempt Cash Management
3,500,000	0.208%	****		................................................	3,500,000
	(Cost $7,000,000)				7,000,000

Repurchase Agreements (46.05%)
Morgan Stanley and Company
33,432,327	0.040%		10/01/09	................................................	33,432,327
	(Cost $33,432,327)				33,432,327
	(Purchased on 09/30/09; proceeds at
	maturity $33,432,364; collateralized by
	$34,050,000 U.S. Government Agency,
	07/13/10, collateral worth $34,102,801)

	Total Investments (99.66%)
	(Cost $72,360,961)				$ 72,360,961
	Other Assets and Liabilities (0.34%)				248,392

	Net Assets (100.00%)				$ 72,609,353

* Effective yield at date of purchase
** Interest rate fluctuates monthly with Libor
*** Interest rate fluctuates quarterly with Libor
**** Dividend yield fluctuates daily
***** Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the CDARS network in increments of less than the standard FDIC insurance maximum

See notes to financial statements

WB Capital Mutual Funds, Inc.

Performance Report

WB Capital Fixed Income Mutual Funds

The bond market extended its recovery through the third quarter and continues to show remarkable strength and balance. New issue corporate supply was easily absorbed and all risk sectors outperformed as economic numbers suggested stabilization and the potential for improvement. Unfortunately the road to economic vitality will be long and winding and continuously under construction as government support is replaced by private investment.

The Federal Reserve has been instrumental in shoring up confidence after the seizure last fall. Programs such as the Commercial Paper Funding Facility have proven effective at injecting liquidity and supporting bank recapitalization efforts. As the initial market panic subsided, the Fed moved to support the housing market by purchasing mortgage securities in the open market to help keep mortgage rates low. While this program has been somewhat successful, the sizable intervention in market activity was cause for concern as participants wondered how the market would react once the Fed moved out of the way. The FOMC (Federal Open Market Committee) meeting in September addressed these concerns as the Fed extended the purchase timeline to the first quarter without increasing the program size, and the market reacted favorably to the increasing transparency. The Fed will also keep overnight rates at effectively zero for an extended period to ensure the recovery establishes solid roots.

Interest rates moved lower during the quarter, and the yield curve flattened with longer rates falling faster than short rates. The five year Treasury rate fell 0.24 percent to end the quarter at 2.32 percent, and the Barclays Capital Aggregate Index returned 3.74 percent. Virtually all risk sectors outperformed with corporate bonds leading the way and mortgages also showing well. Credit spreads continued to collapse this quarter, pushing prices higher even with substantial new issuance. High yield corporate bonds in particular have performed well this year even though corporate defaults have yet to peak. Commercial mortgages and asset-backed bonds performed very well, and agencies provided an additional boost to returns. The market will have a tough time extending this strong relative performance through the fourth quarter and it would not be surprising to see the risk sectors move sideways or even pull back for a time.

Interest rates should be heading higher during the first half of 2010. Despite the threat of a double-dip recession, rates are historically low and enormous issuance from the Treasury is on the horizon to meet budgetary needs. The recovery itself will be slow and deliberate as consumers remain reluctant to spend in the face of a rising unemployment rate and lower housing prices. Positively, corporations are well-positioned to lead the recovery as debt levels are very reasonable and borrowing costs have declined. Commercial real estate values continue to fall which could hamper recovery, but increased commercial paper borrowing in the third quarter suggests companies are stockpiling cheap funds in anticipation of expansion in 2010.

Our fixed income strategy is guided by our central forecast of both the economy and the markets. We continue to look for ways to capture additional income while balancing portfolio risk and are overweight risk sectors that should outperform as the economy improves despite the extended recovery horizon.

Limited Term Bond Fund

For the fiscal year-to-date, the WB Capital Limited Term Bond Fund outperformed its benchmark on a gross basis. Compared to the Fund’s Morningstar peer group, however, performance slipped during the period as pricing in the securitized market deteriorated. Morningstar peer group rankings as of September 30, 2009, rate the Fund in the 74th percentile for one year, 50th percentile for three years, and 52nd percentile for five years. The Fund continues to hold a three star ranking from Morningstar. Corporate bonds, agency mortgage-backed securities, TIPs, and asset-backed securities hold overweight positions. The U.S. Treasury sector is an underweight.

Bond Fund

For the fiscal year-to-date, the WB Capital Bond Fund outperformed its benchmark on a gross basis. Compared to the Fund’s Morningstar peer group, performance was strong. Our investment strategy of using high quality investments within a diversified and risk-managed approach proved beneficial. Morningstar peer group rankings as of September 30, 2009, rate the Fund in the 38th percentile for one year, 34th percentile for three years, and 34th percentile for five years. The Fund continues to hold a three star ranking from Morningstar.

The portfolio’s investment strategy is to overweight sectors that provide an income advantage over the index while nimbly managing interest rate risk. Overweight allocations are driven by the opportunity to capture additional income while balancing portfolio risk. We believe the relatively high-risk premiums available today present a long-term opportunity. Corporate bonds, agency mortgage-backed securities, TIPs, and asset-backed securities hold overweight positions. The U.S. Treasury sector is an underweight.

Municipal Bond Fund

For the fiscal year-to-date, the WB Capital Municipal Bond Fund underperformed its benchmark on a gross basis. Compared to the Fund’s Morningstar peer group, performance was average as the Fund did not participate as much in the rally of lower quality bonds. Morningstar peer group rankings as of September 30, 2009 rate the Fund in the 51st percentile for one year, 17th percentile for three years, and 55th percentile for five years. The Fund continues to hold a three star ranking from Morningstar. Investment strategy targets an increase in exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest-rate risk modestly lower than the index.

WB Capital Mutual Funds, Inc.
Limited Term Bond Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2009

Par/
Share Value	Description			Value
U.S. Government Agencies (28.87%)
Federal Home Loan Mortgage Corporation (20.64%)
$ 1,800,000	5.125%	04/18/11	................................................	$ 1,920,654
2,200,000	2.125%	03/23/12	................................................	2,240,748
	(Cost $4,082,306)			4,161,402

Federal National Mortgage Association (8.23%)
700,000	5.000%	10/15/11	................................................	758,270
870,000	4.375%	09/13/10	................................................	901,762
	(Cost $1,620,612)			1,660,032
	Total U.S. Government Agencies			5,821,434

Mortgage Related Securities (29.11%)
Collateralized Mortgage Obligations (17.63%)*
499,527	Federal Home Loan Mortgage
	Corporation 2921 Class NV
	4.500%	01/15/29	................................................	520,263
270,319	Federal Home Loan Mortgage
	Corporation 2971 Class PE
	4.500%	03/15/26	................................................	276,044
512,726	Federal Home Loan Mortgage
	Corporation 3089 Class LP
	5.500%	12/15/29	................................................	538,088
289,992	Federal Home Loan Mortgage
	Corporation 3211 Class PA
	5.500%	11/15/29	................................................	304,253
500,000	Federal National Mortgage
	Association 2005-101 Class NB

	5.000%	04/25/29	................................................	524,739
400,000	Federal National Mortgage
	Association 2005-29 Class QB
	5.000%	05/25/28	................................................	418,812
500,000	Federal National Mortgage
	Association 2006-53 Class CK
	5.000%	09/25/29	................................................	525,203
328,574	Federal National Mortgage
	Association 2007-77 Class M
	5.500%	11/25/29	................................................	344,937
106,156	Structured Asset 2001-1 B2
	7.127%	02/25/31	................................................	86,489
19,928	Structured Asset Securities
	3.577%	04/25/32	................................................	17,746
	(Cost $3,443,521)			3,556,574

Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (3.67%)
293,545	Pool #M90980
	5.000%	05/01/10	................................................	303,154
423,557	Pool #M90988
	5.000%	07/01/10	................................................	437,423
	(Cost $718,670)			740,577

Federal National Mortgage Association
Mortgage-Backed Pools (1.72%)
344,481	Pool #254711
	4.000%	03/01/10	................................................	346,670
	(Cost $342,497)			346,670

Asset Backed Securities (6.09%)
117,381	Amresco 1997-2 M1F
	7.430%	06/25/27	................................................	110,440
310,000	Chase Mortgage 2003-4 1A5
	5.416%	05/25/33	................................................	243,419
893,000	Countrywide ABS
	5.971%	09/25/46	................................................	448,479
22,779	Countrywide ABS
	4.575%	07/25/35	................................................	22,613
57,589	First Alliance
	7.020%	09/20/29	................................................	50,387
146,690	Green Tree Financial 1996-3 A5
	7.350%	05/15/27	................................................	144,973
108,890	Green Tree Financial 1996-8 A6
	7.600%	10/15/27	................................................	110,392
11,585	IMC Home Equity
	7.080%	08/20/28	................................................	10,762
92,175	Indymac 1998-2 A2
	6.170%	12/25/11	................................................	86,048
	(Cost $1,763,294)			1,227,513
	Total Mortgage Related Securities			5,871,334

Corporate Bonds (40.18%)
Banking and Financial (8.04%)
250,000	Bank of America Corporation
	5.375%	08/15/11	................................................	260,636
150,000	Bank of New York Mellon

	4.950%	11/01/12	................................................	162,529
200,000	Key Bank NA
	3.200%	06/15/12	................................................	208,463
150,000	PNC Funding Corporation
	5.125%	12/14/10	................................................	155,478
200,000	Regions Bank
	3.250%	12/09/11	................................................	208,061
200,000	Suntrust Bank
	3.000%	11/16/11	................................................	207,051
150,000	US Bancorporation
	4.500%	07/29/10	................................................	154,705
250,000	Wells Fargo Company
	5.300%	08/26/11	................................................	263,981
	(Cost $1,570,938)			1,620,904

Computer Hardware (1.07%)
200,000	Hewlett-Packard Company
	5.250%	03/01/12	................................................	215,668
	(Cost $209,810)			215,668

Computer Software (1.04%)
200,000	Oracle Corporation
	5.000%	01/15/11	................................................	209,176
	(Cost $202,905)			209,176

Drugs (1.59%)
150,000	Abbott Laboratories
	5.600%	05/15/11	................................................	160,505
150,000	CVS Caremark
	5.750%	08/15/11	................................................	160,369
	(Cost $313,828)			320,874

Financial Services (11.63%)
250,000	Bear Stearns Company
	4.550%	06/23/10	................................................	256,736
150,000	Boeing Capital Corporation
	6.500%	02/15/12	................................................	165,192
250,000	Caterpillar Financial Services
	5.125%	10/12/11	................................................	262,809
250,000	Citigroup, Inc.
	5.125%	02/14/11	................................................	254,830
300,000	Goldman Sachs Group
	4.500%	06/15/10	................................................	307,717
300,000	HSBC Finance Corporation
	4.750%	04/15/10	................................................	304,337

200,000	IBM International Group Capital
	5.050%	10/22/12	................................................	217,662
150,000	John Deere Corporation
	7.000%	03/15/12	................................................	167,378
250,000	JP Morgan Chase and Company
	4.500%	11/15/10	................................................	257,375
150,000	Morgan Stanley and Company
	4.000%	01/15/10	................................................	151,168
	(Cost $2,281,108)			2,345,204

Food Products (0.81%)
150,000	Kraft Foods, Inc.
	6.250%	06/01/12	................................................	163,116
	(Cost $156,776)			163,116

Industrial Goods and Equipment (0.82%)
150,000	Praxair, Inc.
	6.375%	04/01/12	................................................	166,082
	(Cost $164,024)			166,082

Media (5.29%)
300,000	Comcast Cable Communications
	6.750%	01/30/11	................................................	319,023
250,000	Disney (Walt) Company
	5.700%	07/15/11	................................................	267,613
150,000	Time Warner Cable, Inc.
	5.400%	07/02/12	................................................	160,278
300,000	Time Warner, Inc.
	6.750%	04/15/11	................................................	320,629
	(Cost $1,019,464)			1,067,543

Networking Products (1.31%)
250,000	Cisco Systems, Inc.
	5.250%	02/22/11	................................................	263,510
	(Cost $249,663)			263,510

Oil and Gas (1.90%)
350,000	Conoco Funding Company
	6.350%	10/15/11	................................................	383,529
	(Cost $364,424)			383,529

Pipelines (1.31%)
250,000	Kinder Morgan Energy
	6.750%	03/15/11	................................................	265,120
	(Cost $255,447)			265,120

Real Estate Investment Trust (1.68%)

75,000	AvalonBay Communities
	5.500%	01/15/12	................................................	78,211
250,000	Simon Property Group
	5.600%	09/01/11	................................................	260,236
	(Cost $327,147)			338,447

Retail General Merchandise (2.09%)
250,000	Target Corporation
	7.500%	08/15/10		264,313
150,000	Wal-Mart Stores
	4.125%	02/15/11	................................................	156,305
	(Cost $404,991)			420,618

Telecommunications (0.79%)
150,000	Verizon Global Funding
	7.250%	12/01/10	................................................	159,643
	(Cost $151,776)			159,643

Utilities (0.81%)
150,000	Cincinnati Gas and Electric
	5.700%	09/15/12	................................................	163,386
	(Cost $155,058)			163,386
	Total Corporate Bonds			8,102,820

	Total Unaffiliated Issuers			19,795,588

Affiliated Mutual Funds (1.25%)
253,188	WB Capital Liquid Assets Fund
	I Shares	0.262%		253,188
	(Cost $253,188)			253,188

	Total Investments (99.41%)
	(Cost $20,051,447)			$ 20,048,776
	Other Assets and Liabilities (0.59%)			118,889

	Net Assets (100.00%)			$ 20,167,665

*Stated maturity listed, weighted average maturity is expected to be shorter

See notes to financial statements

WB Capital Mutual Funds, Inc.
Bond Fund

	Schedule of Portfolio Investments (unaudited)
		September 30, 2009

Par/
Share Value	Description			Value
U.S. Treasury Notes (2.37%)
$ 1,000,000	3.500%	02/15/18	................................................	$ 1,021,328
	(Cost $1,070,699)			1,021,328

U.S. Treasury Inflation Index (4.11%)
900,000	1.750%	01/15/28	................................................	862,312
900,000	1.625%	01/15/18	................................................	909,000
	(Cost $1,737,048)			1,771,312

U.S. Government Agencies (6.58%)
Federal Home Loan Bank (2.20%)
930,000	4.250%	05/20/15	................................................	949,085
	(Cost $930,000)			949,085

Federal Home Loan Mortgage Corporation (4.38%)
250,000	6.750%	09/15/29	................................................	318,542
350,000	3.750%	06/28/13	................................................	371,367
1,200,000	3.750%	03/27/19	................................................	1,200,586
	(Cost $1,795,971)			1,890,495
	Total U.S. Government Agencies			2,839,580

Mortgage Related Securities (46.38%)
Collateralized Mortgage Obligation (7.79%)*
1,066,555	Federal Home Loan Mortgage
	Corporation 3034 Class EH
	5.500%	12/15/34	................................................	1,137,968
1,104,924	Federal Home Loan Mortgage
	Corporation 3076 Class PC
	5.500%	11/15/25	................................................	1,132,530
289,992	Federal Home Loan Mortgage
	Corporation 3211 Class PA
	5.500%	11/15/29	................................................	304,253
328,574	Federal National Mortgage
	Association 2007-77 Class M
	5.500%	11/25/29	................................................	344,937
542,621	Structured Asset 2001-1 B2
	7.127%	02/25/31	................................................	442,093
	(Cost $3,349,068)			3,361,781

Commercial Mortgage Obligation (0.84%)
400,000	Greenwich Capital Commercial
	Funding 2007-GG11 Class A4
	5.736%	12/10/49	................................................	360,174
	(Cost $397,531)			360,174

Federal Home Loan Mortgage Corporation
Mortgage-Backed Pools (14.91%)
493,648	Pool #E01419 5.500% 05/01/18.................................................			528,797
231,055	Pool #A19963 5.500% 03/01/34.................................................			242,945
37,823	Pool #C00592 7.000% 03/01/28.................................................			41,623
37,185	Pool #C00896 7.500% 12/01/29.................................................			41,754
494,345	Pool #C01491 6.000% 02/01/33.................................................			526,354
68,976	Pool #C19588 6.500% 12/01/28.................................................			74,389
55,288	Pool #C72044 6.500% 10/01/32.................................................			59,454
82,681	Pool #C76748 6.000% 02/01/33.................................................			87,932
481,393	Pool #E01488 5.000% 10/01/18.................................................			511,846
49,389	Pool #E99510 5.500% 09/01/18.................................................			52,965
445,576	Pool #G01444 6.500% 08/01/32.................................................			479,709
870,924	Pool #G01563 5.500% 06/01/33.................................................			916,556
580,710	Pool #G01772 5.000% 02/01/35.................................................			602,692
665,486	Pool #G01896 5.000% 09/01/35.................................................			690,054
1,035,483	Pool #G03388 6.000% 10/01/37.................................................			1,095,411
359,659	Pool #G08227 6.000% 10/01/37.................................................			380,475
17,387	Pool #C53696 7.000% 06/01/31.................................................			19,120
17,979	Pool #E00436 7.000% 06/01/11.................................................			18,675
56,202	Pool #G80135 7.000% 10/25/24.................................................			61,549
	(Cost $6,115,065)			6,432,300

Federal National Mortgage Association
Mortgage-Backed Pools (18.07%)
74,202	ARM #686168 5.560% 05/01/32.................................................			76,869
121,722	Pool #240650 7.500% 07/01/21.................................................			133,645
32,411	Pool #250990 7.500% 07/01/27.................................................			36,281
47,825	Pool #251614 7.000% 04/01/28.................................................			52,866
55,805	Pool #251697 6.500% 05/01/28.................................................			60,394
100,042	Pool #252334 6.500% 02/01/29.................................................			108,146
45,427	Pool #252518 7.000% 05/01/29.................................................			50,230

619,150	Pool #255075 5.500% 02/01/24.................................................	657,320
135,812	Pool #255079 5.000% 02/01/19.................................................	144,290
108,350	Pool #323282 7.500% 07/01/28.................................................	121,290
46,454	Pool #323640 7.500% 04/01/29.................................................	51,976
53,883	Pool #346287 7.000% 05/01/26.................................................	59,482
38,214	Pool #535817 7.000% 04/01/31.................................................	42,183
240,808	Pool #545759 6.500% 07/01/32.................................................	259,857
610,015	Pool #545993 6.000% 11/01/32.................................................	649,705
583,728	Pool #555272 6.000% 03/01/33.................................................	621,707
32,323	Pool #581592 7.000% 06/01/31.................................................	35,692
1,141,971	Pool #683387 5.500% 02/01/33.................................................	1,201,448
148,109	Pool #713974 5.500% 07/01/33.................................................	155,823
643,141	Pool #721502 5.000% 07/01/33.................................................	667,688
503,664	Pool #735415 6.500% 12/01/32.................................................	543,820
984,614	Pool #737730 5.500% 09/01/33.................................................	1,035,896
629,589	Pool #742088 4.500% 04/01/19.................................................	663,103
344,012	Pool #888890 6.500% 10/01/37.................................................	368,483
	(Cost $7,429,824)	7,798,194

Government National Mortgage
Association Pool (1.41%)
81,318	Pool II #2536 7.500% 01/20/28.................................................	90,772
24,640	Pool #451522 7.500% 10/15/27.................................................	27,591
56,709	Pool #462556 6.500% 02/15/28.................................................	61,327
196	Pool #466138 7.500% 12/15/28.................................................	219
43,347	Pool #469699 7.000% 11/15/28.................................................	47,789
49,906	Pool #486760 6.500% 12/15/28.................................................	53,971
38,118	Pool #780453 7.500% 12/15/25.................................................	42,638
58,939	Pool #780584 7.000% 06/15/27.................................................	64,917
66,235	Pool #780717 7.000% 02/15/28.................................................	72,957
41,398	Pool #780936 7.500% 12/15/28.................................................	46,329
89,396	Pool #780990 7.500% 12/15/28.................................................	100,122
	(Cost $556,501)	608,632

Asset Backed Securities (3.36%)
117,381	Amresco 1997-2 M1F

	7.430%	06/25/27	................................................	110,440
600,000	Chase Mortgage 2003-4 1A5
	5.416%	05/25/33	................................................	471,134
435,424	CIT Group 2002-1 AF5
	6.710%	02/25/33	................................................	213,287
29,340	Countrywide ABS
	4.575%	07/25/35	................................................	29,126
154,466	Equity One
	6.039%	11/25/32	................................................	57,795
7,207	FHLMC Pass Thru T-5 A6
	7.120%	06/25/28	................................................	7,196
335,727	Green Tree Financial 1996-3 A6
	7.850%	05/15/27	................................................	330,588
184,350	Indymac 1998-2 A2
	6.170%	12/25/11	................................................	172,096
95,831	Southern Pacific 1998-1 A6
	7.080%	03/25/28	................................................	59,427
	(Cost $1,992,256)			1,451,089
	Total Mortgage Related Securities			20,012,170

Corporate Bonds (40.05%)
Aerospace - Defense (0.52%)
195,000	Lockheed Martin Corporation
	6.150%	09/01/36	................................................	223,213
	(Cost $206,712)			223,213

Banking and Financial (6.67%)
500,000	Bank of America Corporation
	7.400%	01/15/11	................................................	525,025
50,000	Bank of America Corporation
	4.750%	08/01/15	................................................	49,383
270,000	Bank of New York Mellon
	4.950%	11/01/12	................................................	292,552
420,000	Key Bank NA
	3.200%	06/15/12	................................................	437,773
270,000	PNC Funding Corporation
	5.125%	12/14/10	................................................	279,860
420,000	Regions Bank
	3.250%	12/09/11	................................................	436,929
420,000	Suntrust Bank
	3.000%	11/16/11	................................................	434,807
435,000	Wells Fargo Company
	5.375%	02/07/35	................................................	421,393
	(Cost $2,803,836)			2,877,722

Beverages (0.91%)
385,000	Anheuser-Busch Company
	5.950%	01/15/33	................................................	393,775
	(Cost $422,930)			393,775

Building Products (0.64%)
275,000	Lafarge SA
	6.500%	07/15/16	................................................	274,830
	(Cost $274,154)			274,830

Computer Hardware (0.67%)
270,000	Hewlett-Packard Company
	5.250%	03/01/12	................................................	291,152
	(Cost $283,246)			291,152

Drugs (0.67%)
270,000	CVS Caremark
	5.750%	08/15/11	................................................	288,665
	(Cost $279,839)			288,665

Electric Utility (2.12%)
290,000	Appalachian Power Company
	5.000%	06/01/17	................................................	289,816
335,000	Pacific Gas and Electric
	6.050%	03/01/34	................................................	372,655
235,000	Virginia Electric
	5.400%	01/15/16	................................................	250,284
	(Cost $869,690)			912,755

Financial Services (6.56%)
400,000	Citigroup, Inc.
	5.125%	05/05/14	................................................	395,431
275,000	GE Capital Corporation
	6.125%	02/22/11	................................................	290,166
250,000	GE Capital Corporation
	6.750%	03/15/32	................................................	255,231
570,000	Goldman Sachs Group
	5.950%	01/18/18	................................................	591,359
270,000	IBM International Group Capital
	5.050%	10/22/12	................................................	293,843
270,000	John Deere Corporation
	7.000%	03/15/12	................................................	301,280
420,000	JP Morgan Chase and Company
	6.000%	01/15/18	................................................	450,797

245,000	Morgan Stanley and Company
	5.375%	10/15/15	................................................	252,897
	(Cost $2,774,334)			2,831,004

Food Products (0.68%)
270,000	Kraft Foods, Inc.
	6.250%	06/01/12	................................................	293,609
	(Cost $282,198)			293,609

Industrial Products and Equipment (0.82%)
320,000	Praxair, Inc.
	5.250%	11/15/14	................................................	354,691
	(Cost $319,421)			354,691

Insurance (2.02%)
440,000	Genworth Financial
	5.750%	06/15/14	................................................	394,508
430,000	St. Paul Travelers
	6.250%	06/20/16	................................................	476,177
	(Cost $875,814)			870,685

Machinery and Equipment (1.34%)
250,000	Caterpillar, Inc.
	6.050%	08/15/36	................................................	273,633
300,000	Johnson Controls, Inc.
	4.875%	09/15/13	................................................	305,527
	(Cost $535,386)			579,160

Medical Hospital Management (0.68%)
290,000	Wellpoint, Inc.
	5.250%	01/15/16	................................................	295,733
	(Cost $289,261)			295,733

Media (2.67%)
500,000	Cox Communications, Inc.
	6.250%	06/01/18	................................................	530,453
335,000	Time Warner Cable, Inc.
	6.750%	07/01/18	................................................	370,095
120,000	Time Warner, Inc.
	7.625%	04/15/31	................................................	134,489
105,000	Time Warner, Inc.
	6.875%	05/01/12	................................................	115,586
	(Cost $1,078,021)			1,150,623

Oil and Gas (4.17%)
270,000	Conoco Funding Company
	6.350%	10/15/11	................................................	295,865

275,000	Encana Corporation
	5.900%	12/01/17	................................................	293,686
350,000	Enterprise Products Operating
	5.000%	03/01/15	................................................	360,732
290,000	Tesoro Corporation
	6.250%	11/01/12	................................................	284,200
530,000	Transocean, Inc.
	6.000%	03/15/18	................................................	566,164
	(Cost $1,750,393)			1,800,647

Pipelines (0.44%)
180,000	Kinder Morgan Energy
	6.750%	03/15/11	................................................	190,886
	(Cost $185,709)			190,886

Railroads (0.75%)
280,000	Union Pacific Corporation
	6.625%	02/01/29	................................................	322,156
	(Cost $290,742)			322,156

Real Estate Investment Trust (2.92%)
300,000	AvalonBay Communities
	5.500%	01/15/12	................................................	312,843
575,000	Realty Income Corporation
	5.500%	11/15/15	................................................	549,719
380,000	Simon Property Group
	7.750%	01/20/11	................................................	399,027
	(Cost $1,251,472)			1,261,589

Retail General Merchandise (0.60%)
275,000	May Department Stores
	5.750%	07/15/14	................................................	258,376
	(Cost $271,161)			258,376

Telecommunications (2.44%)
405,000	America Movil SA
	5.500%	03/01/14	................................................	423,472
325,000	AT&T Inc.
	6.400%	05/15/38	................................................	345,008
270,000	Verizon Communications, Inc.
	5.500%	02/15/18	................................................	283,082
	(Cost $982,013)			1,051,562

Utilities (1.07%)
425,000	Cincinnati Gas and Electric
	5.700%	09/15/12	................................................	462,926

	(Cost $429,260)			462,926

Waste Disposal (0.69%)
285,000	Waste Management, Inc.
	5.000%	03/15/14	................................................	296,258
	(Cost $277,976)			296,258
	Total Corporate Bonds			17,282,017

	Total Unaffiliated Issuers			42,926,407

Affiliated Mutual Funds (0.08%)
35,913	WB Capital Liquid Assets Fund
	I Shares	0.262%		35,913
	(Cost $35,913)			35,913

	Total Investments (99.57%)
	(Cost $42,143,444)			$ 42,962,320
	Other Assets and Liabilities (0.43%)			185,782

	Net Assets (100.00%)			$ 43,148,102

*Stated maturity listed, weighted average maturity is expected to be shorter

WB Capital Mutual Funds, Inc.
Municipal Bond Fund

	Schedule of Portfolio Investments (unaudited)
	September 30, 2009

Par/
Share Value	Description			Value
Municipal Bonds (95.39%)
Alabama (5.61%)
$ 200,000	Decatur, AL G.O.
	4.250%	10/01/22	................................................	$ 209,434
290,000	Montgomery, AL G.O.
	5.000%	01/01/23	................................................	317,634
	(Cost $503,268)			527,068

Alaska (2.14%)
200,000	Alaska Housing Finance Corporation
	4.300%	06/01/15	................................................	201,080
	(Cost $201,102)			201,080

Arizona (2.21%)
100,000	Maricopa County, AZ IDA
	4.125%	07/01/15	................................................	101,764
100,000	Mohave County, AZ USD #20
	3.500%	07/01/13	................................................	106,178
	(Cost $201,857)			207,942

California (4.64%)
200,000	California State
	5.000%	09/01/18	................................................	219,410
5,000	California State
	5.000%	12/01/17	................................................	5,453
200,000	San Diego, CA School District
	4.500%	07/01/24	................................................	210,788
	(Cost $413,800)			435,651

Colorado (3.42%)
290,000	Evergreen, CO G.O.
	5.000%	12/01/19	................................................	321,691
	(Cost $304,419)			321,691

Florida (5.31%)
300,000	Collier County, FL Revenue
	5.000%	06/01/21	................................................	317,892
160,000	Florida State Turnpike Authority
	5.000%	07/01/19	................................................	180,819
	(Cost $475,806)			498,711

Illinois (14.65%)
200,000	Chicago, IL Water Revenue
	5.000%	11/01/13	................................................	224,680
300,000	DeKalb County, IL G.O.
	5.000%	12/01/20	................................................	320,928
200,000	DuPage County, IL
	5.000%	11/01/13	................................................	227,496
40,000	DuPage County, IL
	5.000%	11/01/16	................................................	45,207
200,000	Evanston, IL G.O.
	5.000%	12/01/23	................................................	223,906
30,000	Kendall County, IL G.O.
	5.250%	01/01/16	................................................	35,664
270,000	Kendall County, IL G.O.
	5.250%	01/01/23	................................................	298,550
	(Cost $1,295,811)			1,376,431

Indiana (2.29%)
200,000	Avon, IN Revenue
	4.250%	07/15/18	................................................	215,030
	(Cost $198,260)			215,030

Iowa (8.13%)
100,000	Ankeny, IA School District
	4.000%	06/01/17	................................................	107,086
170,000	Des Moines Area Community College
	4.000%	06/01/12	................................................	176,131
100,000	Iowa City, IA Sewer Revenue
	5.000%	07/01/25	................................................	110,353
160,000	Iowa Higher Education
	4.200%	10/01/15	................................................	158,411
100,000	Mason City, IA G.O.
	3.250%	06/01/16	................................................	105,498
100,000	Urbandale, IA School District
	4.125%	07/01/15	................................................	106,635
	(Cost $741,460)			764,114

Louisiana (1.10%)
100,000	Calcasieu Parish, LA
	4.000%	02/15/14	................................................	103,699
	(Cost $100,627)			103,699

Minnesota (3.46%)
200,000	Blooming Prairie School District, MN
	4.750%	01/01/24	................................................	219,100

100,000	Minnesota State Municipal Power
	4.000%	10/01/12	................................................	105,846
	(Cost $304,251)			324,946

New York (5.32%)
200,000	New York State Revenue
	5.000%	04/01/16	................................................	230,070
245,000	New York, NY Series G
	5.000%	12/01/17	................................................	269,711
	(Cost $470,747)			499,781

North Carolina (4.68%)
200,000	North Carolina State
	5.000%	03/01/19	................................................	228,382
200,000	Winston-Salem, NC Water and Sewer
	3.000%	06/01/16	................................................	211,656
	(Cost $416,763)			440,038

North Dakota (2.24%)
200,000	Fargo, ND Sales Tax
	5.000%	07/01/12	................................................	210,756
	(Cost $207,880)			210,756

Ohio (5.48%)
75,000	Buckeye, OH Tobacco
	4.500%	06/01/13	................................................	77,194
100,000	Ohio State Higher Education
	5.000%	10/01/11	................................................	105,820
300,000	Ohio State University
	5.250%	06/01/19	................................................	332,367
	(Cost $488,894)			515,381

Oregon (1.26%)
100,000	Oregon State Transportation
	5.000%	11/15/17	................................................	118,908
	(Cost $110,485)			118,908

South Carolina (2.25%)
200,000	Spartanburg County, SC
	4.000%	04/15/14	................................................	211,314
	(Cost $202,406)			211,314

Tennessee (1.22%)
100,000	Memphis,TN
	5.000%	11/01/14	................................................	114,976
	(Cost $105,740)			114,976

Texas (9.98%)
40,000	Denton, TX Utility System
	5.000%	12/01/13	................................................	41,860
100,000	Garland, TX Electric Revenue
	5.000%	03/01/14	................................................	109,909
490,000	Texas State
	5.250%	10/15/12	................................................	539,171
235,000	Texas State Housing Revenue
	4.300%	09/01/16	................................................	246,644
	(Cost $902,435)			937,584

Washington (4.56%)
200,000	King County, WA
	4.000%	12/01/12	................................................	209,860
200,000	Seattle, WA G.O.
	5.000%	08/01/23	................................................	219,162
	(Cost $408,736)			429,022

Wisconsin (5.44%)
175,000	Ledgeview, WI Sanitary District
	4.125%	04/01/14	................................................	186,793
200,000	Monona, WI Sewer Revenue
	4.500%	05/01/11	................................................	200,436
115,000	Wisconsin Public Power Revenue
	5.000%	07/01/12	................................................	123,904
	(Cost $497,819)			511,133
	Total Municipal Bonds			8,965,256

Mutual Funds (3.52%)
331,147	Dreyfus Tax Exempt Cash Management
	0.208%		................................................	331,147
	(Cost $331,147)			331,147

	Total Investments (98.91%)
	(Cost $8,883,713)			$ 9,296,403
	Other Assets and Liabilities (1.09%)			102,231

	Net Assets (100.00%)			$ 9,398,634

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Assets and Liabilities (unaudited)
September 30, 2009

	Institutional	Institutional
	Money Market	Reserves	Liquid Assets

ASSETS:
Investments, at value:
Unaffiliated issuers	$ 49,934,933	$ 33,593,064	$ 38,928,634
Affiliated funds	-----	-----	-----
Repurchase agreements	31,040,180	14,556,244	33,432,327
Total investments	80,975,113	48,149,308	72,360,961
Interest and dividends receivable	266,885	38,495	287,612
Receivable for capital shares issued	-----	-----	-----
Dividend reinvestment receivable	22,178	-----	1,305
Prepaid expenses	1,633	1,460	10,762
Total assets	81,265,809	48,189,263	72,660,640
LIABILITIES:
Dividends payable	22,178	2,115	12,661
Payable for capital shares redeemed	-----	-----	-----
Accrued expenses and other payables:
Investment advisory fees	9,993	8,477	21,403
Administration fees	4,663	2,472	986
Accounting fees	-----	-----	1,842
Distribution fees	-----	-----	6,324
Administrative service fees	-----	-----	8,071
Other	23,249	6,587	-----
Total liabilities	60,083	19,651	51,287
Net assets	$ 81,205,726	$ 48,169,612	$ 72,609,353

Investments, at cost:
Unaffiliated issuers	$ 49,934,933	$ 33,593,064	$ 38,928,634
Affiliated funds	-----	-----	-----
Repurchase agreements	31,040,180	14,556,244	33,432,327
	$ 80,975,113	$ 48,149,308	$ 72,360,961

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2009

	Limited		Municipal
	Term Bond	Bond	Bond

ASSETS:
Investments, at value:
Unaffiliated issuers	$ 19,795,588	$ 42,926,407	$ 9,296,403
Affiliated funds	253,188	35,913	-----
Repurchase agreements	-----	-----	-----
Total investments	20,048,776	42,962,320	9,296,403
Interest and dividends receivable	192,468	340,479	126,654
Receivable for capital shares issued	2,841	12,234	-----
Dividend reinvestment receivable	18,664	41,456	2,656
Prepaid expenses	597	1,347	265
Total assets	20,263,346	43,357,836	9,425,978
LIABILITIES:
Dividends payable	54,882	147,283	21,016
Payable for capital shares redeemed	18,020	21,633	23
Accrued expenses and other payables:
Investment advisory fees	8,625	19,888	3,779
Administration fees	2,415	6,147	1,663
Accounting fees	517	1,085	227
Distribution fees	-----	-----	-----
Administrative service fees	-----	-----	-----
Other	11,223	13,698	636
Total liabilities	95,682	209,734	27,344
Net assets	$ 20,167,664	$ 43,148,102	$ 9,398,634

Investments, at cost:
Unaffiliated issuers	$ 19,798,259	$ 42,107,531	$ 8,883,713
Affiliated funds	253,188	35,913	-----
Repurchase agreements	-----	-----	-----
	$ 20,051,447	$ 42,143,444	$ 8,883,713

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2009

	Institutional	Institutional
	Money Market	Reserves	Liquid Assets

NET ASSETS:
Paid-in capital	$ 81,205,726	$ 48,169,612	$ 72,654,521
Accumulated undistributed net investment income	-----	-----	11,167
Net unrealized gain on investment transactions	-----	-----	-----
Accumulated undistributed net realized gains (losses)
on investment transactions	-----	-----	(56,335)
Net assets	$ 81,205,726	$ 48,169,612	$ 72,609,353
Authorized shares	1,250,000,000	1,250,000,000
Capital shares outstanding	81,205,726	48,169,612
Net asset value--offering and redemption price per share	$ 1.00	$ 1.00

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding			$ 17,486,770
Authorized shares			1,250,000,000
Shares outstanding, $.001 par value			17,514,553
Net asset value--offering and redemption price per share			$ 1.00

Pricing of T Shares
Net assets applicable to T Shares outstanding			$ 10,403,920
Authorized shares			1,250,000,000
Shares outstanding, $.001 par value			10,408,720
Net asset value--offering and redemption price per share			$ 1.00

Pricing of I Shares
Net assets applicable to I Shares outstanding			$ 44,718,663
Authorized shares			1,250,000,000
Shares outstanding, $.001 par value			44,731,248
Net asset value--offering and redemption price per share			$ 1.00

	See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2009

	Limited		Municipal
	Term Bond	Bond	Bond

NET ASSETS:
Paid-in capital	$ 23,387,688	$ 45,490,214	$ 8,959,609
Accumulated undistributed net investment income	24,586	4	2,076
Net unrealized gain on investment transactions	(2,671)	818,876	412,690
Accumulated undistributed net realized gains (losses)
on investment transactions	(3,241,939)	(3,160,992)	24,259
Net assets	$ 20,167,664	$ 43,148,102	$ 9,398,634
Authorized shares	800,000,000	809,987,393	800,000,000
Capital shares outstanding	2,120,199	4,300,921	903,392
Net asset value--offering and redemption price per share	$ 9.51	$ 10.03	$ 10.40

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Operations (unaudited)
For the Six Months Ended September 30, 2009

	Institutional	Institutional
	Money Market	Reserves	Liquid Assets

INVESTMENT INCOME:
Interest income	$ 323,037	$ 166,189	$ 318,053
Affiliated interest income	-----	-----	-----
Dividend income	11,984	8,070	15,202
Total investment income	335,021	174,259	333,255

EXPENSES:
Investment advisory fees	187,287	95,402	130,340
Administration fees	112,372	57,241	78,204
Accounting fees	16,053	8,177	11,172
Distribution and shareholder service fees S2 Shares	-----	-----	40,628
Administrative service fees T Shares	-----	-----	13,791
Administrative service fees	-----	-----	-----
Custody fees	19,502	13,979	20,629
Legal fees	4,942	2,415	3,793
Audit and tax fees	10,323	8,113	10,395
Directors' fees	11,489	6,396	10,782
Transfer agent fees	-----	-----	20,553
Affiliated transfer agent fees	6,000	2,560	8,443
Registration and filing fees	23	18	6,858
Printing fees	1,707	1,101	2,164
Insurance expense	10,693	6,911	25,481
Pricing Service	-----	515	704
Other	1,016	591	1,498
Total expenses	381,407	203,419	385,435
Less: Expenses voluntarily reduced/waived	(215,580)	(81,127)	(145,065)
Net expenses	165,827	122,292	240,370
Net investment income	169,194	51,967	92,885

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions	-----	-----	53,560
Net change in unrealized appreciation from investments	-----	-----	-----
Net realized and unrealized gains from investments	-----	-----	53,560
Change in net assets resulting from operations	$ 169,194	$ 51,967	$ 146,445

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Operations (unaudited) (continued)
For the Six Months Ended September 30, 2009

	Limited		Municipal
	Term Bond	Bond	Bond

INVESTMENT INCOME:
Interest income	$ 476,887	$ 1,200,199	$ 186,383
Affiliated interest income	661	607	-----
Dividend income	-----	3,438	490
Total investment income	477,548	1,204,244	186,873

EXPENSES:
Investment advisory fees	56,147	130,321	24,559
Administration fees	29,196	61,606	12,771
Accounting fees	3,369	7,108	1,473
Distribution and shareholder service fees S2 Shares	-----	-----	-----
Administrative service fees T Shares	-----	-----	-----
Administrative service fees	28,073	59,237	12,279
Custody fees	2,813	6,164	1,909
Legal fees	1,110	2,538	591
Audit and tax fees	7,939	9,572	8,735
Directors' fees	3,052	6,953	1,568
Transfer agent fees	15,651	25,468	4,271
Affiliated transfer agent fees	-----	-----	-----
Registration and filing fees	856	1,014	563
Printing fees	604	1,363	329
Insurance expense	3,795	8,648	1,968
Pricing Service	5,675	12,613	5,548
Other	1,047	1,419	999
Total expenses	159,327	334,024	77,563
Less: Expenses voluntarily reduced/waived	(71,948)	(153,062)	(40,044)
Net expenses	87,379	180,962	37,519
Net investment income	390,169	1,023,282	149,354

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions	(136,553)	(373,463)	52,611
Net change in unrealized appreciation from investments	620,031	3,383,267	303,817
Net realized and unrealized gains from investments	483,478	3,009,804	356,428
Change in net assets resulting from operations	$ 873,647	$ 4,033,086	$ 505,782

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Changes in Net Assets
September 30, 2009
	Institutional Money Market		Institutional Reserves		Liquid Assets
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
OPERATIONS:
Net investment income	$ 169,194	$ 1,135,303	$ 51,967	$ 921,259	$ 92,885	$ 1,141,170
Net realized gains (losses)
from investment transactions	------	------	------	------	53,560	(98,727)
Net change in unrealized
appreciation (depreciation)
from investments	------	------	------	------	------	------
Change in net assets
resulting from operations	169,194	1,135,303	51,967	921,259	146,445	1,042,443

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares	(169,194)	(1,135,303)	(51,967)	(921,259)	------	------
S2 Shares	------	------	------	------	(6,108)	(245,401)
T Shares	------	------	------	------	(9,830)	(153,541)
I Shares	------	------	------	------	(76,947)	(742,228)
From net realized gains:
Capital Shares	------	------	------	------	------	------
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Change in net assets from
shareholder distributions	$ (169,194)	$ (1,135,303)	$ (51,967)	$ (921,259)	$ (92,885)	$ (1,141,170)

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Changes in Net Assets (continued)
September 30, 2009
	Limited Term Bond		Bond		Municipal Bond
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
OPERATIONS:
Net investment income	$ 390,169	$ 992,770	$ 1,023,282	$ 2,720,527	$ 149,354	$ 370,683
Net realized gains (losses)
from investment transactions	(136,553)	(318,376)	(373,463)	(60,532)	52,611	112,714
Net change in unrealized
appreciation (depreciation)
from investments	620,031	(888,511)	3,383,267	(3,021,308)	303,817	(4,286)
Change in net assets
resulting from operations	873,647	(214,117)	4,033,086	(361,313)	505,782	479,111

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares	(390,161)	(992,776)	(1,023,301)	(2,720,524)	(149,358)	(370,685)
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
From net realized gains:
Capital Shares	------	------	------	------	(65,003)	(146,945)
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Change in net assets from
shareholder distributions	$ (390,161)	$ (992,776)	$ (1,023,301)	$ (2,720,524)	$ (214,361)	$ (517,630)

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Changes in Net Assets (continued)
September 30, 2009
	Institutional Money Market		Institutional Reserves		Liquid Assets
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
CAPITAL SHARE
TRANSACTIONS:
Issued:
Capital Shares	$ 150,301,759	$ 225,952,846	$ 310,139,482	$ 190,230,347	$ ------	$ ------
S2 Shares	------	------	------	------	47,267,254	162,020,294
T Shares	------	------	------	------	13,065,757	35,739,434
I Shares	------	------	------	------	74,434,690	181,535,407
Reinvestments:
Capital Shares	169,193	1,135,303	------	------	------	------
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	5,996	96,680
I Shares	------	------	------	------	4,510	50,591
Redemptions:
Capital Shares	(130,371,864)	(227,190,185)	(309,296,111)	(199,417,842)	------	------
S2 Shares	------	------	------	------	(47,035,425)	(171,780,315)
T Shares	------	------	------	------	(13,113,724)	(40,046,381)
I Shares	------	------	------	------	(86,422,887)	(190,889,199)
Change in net assets from
capital transactions	20,099,088	(102,036)	843,371	(9,187,495)	(11,793,829)	(23,273,489)
Change in net assets	20,099,088	(102,036)	843,371	(9,187,495)	(11,740,269)	(23,372,216)

NET ASSETS:
Beginning of period	61,106,638	61,208,674	47,326,241	56,513,736	84,349,622	107,721,838
End of period	$ 81,205,726	$ 61,106,638	$ 48,169,612	$ 47,326,241	$ 72,609,353	$ 84,349,622
Undistributed Net Investment
Income end of period	$ ------	$ ------	$ ------	$ ------	$ 11,167	$ 11,167

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Changes in Net Assets (continued)
September 30, 2009
	Limited Term Bond		Bond		Municipal Bond
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
CAPITAL SHARE
TRANSACTIONS:
Issued:
Capital Shares	$ 1,443,188	$ 3,098,341	$ 1,026,498	$ 6,386,070	$ 440,528	$ 313,275
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Reinvestments:
Capital Shares	131,515	316,223	271,516	666,486	27,885	53,249
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Redemptions:
Capital Shares	(5,637,792)	(6,562,542)	(12,158,419)	(19,637,745)	(1,827,139)	(2,630,919)
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Change in net assets from
capital transactions	(4,063,089)	(3,147,978)	(10,860,405)	(12,585,189)	(1,358,726)	(2,264,395)
Change in net assets	(3,579,603)	(4,354,871)	(7,850,620)	(15,667,026)	(1,067,305)	(2,302,914)

NET ASSETS:
Beginning of period	23,747,267	28,102,138	50,998,722	66,665,748	10,465,939	12,768,853
End of period	$ 20,167,664	$ 23,747,267	$ 43,148,102	$ 50,998,722	$ 9,398,634	$ 10,465,939
Undistributed Net Investment
Income end of period	$ 24,586	$ 24,578	$ 4	$ 23	$ 2,076	$ 2,080

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Changes in Net Assets (continued)
September 30, 2009
	Institutional Money Market		Institutional Reserves		Liquid Assets
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
SHARE TRANSACTIONS:
Issued:
Capital Shares	150,301,759	225,952,846	310,139,482	190,230,347	------	------
S2 Shares	------	------	------	------	47,267,254	162,020,294
T Shares	------	------	------	------	13,065,757	35,739,434
I Shares	------	------	------	------	74,434,690	181,535,407
Reinvestments:
Capital Shares	169,193	1,135,303	------	------	------	------
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	5,996	96,680
I Shares	------	------	------	------	4,510	50,591
Redemptions:
Capital Shares	(130,371,864)	(227,190,185)	(309,296,111)	(199,417,842)	------	------
S2 Shares	------	------	------	------	(47,035,425)	(171,780,315)
T Shares	------	------	------	------	(13,113,724)	(40,046,381)
I Shares	------	------	------	------	(86,422,887)	(190,889,199)
Change in shares	20,099,088	(102,036)	843,371	(9,187,495)	(11,793,829)	(23,273,489)

See notes to financial statements

WB Capital Mutual Funds, Inc.
Statements of Changes in Net Assets (continued)
September 30, 2009
	Limited Term Bond		Bond		Municipal Bond
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009	September 30, 2009	March 31, 2009
SHARE TRANSACTIONS:
Issued:
Capital Shares	153,341	324,845	105,838	666,288	43,730	30,899
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Reinvestments:
Capital Shares	13,987	33,280	27,904	70,334	1,840	5,398
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Redemptions:
Capital Shares	(598,699)	(686,652)	(1,253,931)	(2,062,478)	(180,773)	(261,083)
S2 Shares	------	------	------	------	------	------
T Shares	------	------	------	------	------	------
I Shares	------	------	------	------	------	------
Change in shares	(431,371)	(328,527)	(1,120,189)	(1,325,856)	(135,203)	(224,786)

See notes to financial statements

WB Capital Mutual Funds, Inc.

Notes to Financial Statements (unaudited)

September 30, 2009

1. Organization

The WB Capital Mutual Funds, Inc. (the “Funds”) were registered on November 16, 1994 under the Investment Company Act of 1940 (the "1940 Act''), as amended, as a diversified open-end management investment company issuing its shares in six portfolios. WB Capital Management Inc. (“WB Capital”) is the investment adviser to the Funds. The Funds name changed from Vintage Mutual Funds, Inc. to WB Capital Mutual Funds, Inc. on July 29, 2008. The Funds currently consist of the following diversified portfolios (individually, a “Fund''): Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

Liquid Assets Fund offers three classes of shares. S2 Shares are offered to customers of banks. S2 Shares are normally offered through financial institutions providing automatic “sweep'' investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from Foreside Distribution Services, L.P. (the "Distributor'').

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP''). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation

Investments of the Institutional Money Market Fund, Institutional Reserves Fund, and Liquid Assets Fund (collectively, the "Money Market Funds'') are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively, the "Variable Funds'') for which the primary market is a national securities exchange are valued at the official closing price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation.

Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services'') approved by the WB Capital Mutual Fund Board of Directors (the “Board”). When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that fund management believes those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under policies approved by and under the general supervision of the Board. The difference between the cost and fair values of investments held by the Variable Funds is reflected as either unrealized appreciation or depreciation.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that WB Capital deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterpart.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Money Market Funds. Dividends from net investment income are declared and paid monthly for the Variable Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP. These "book/tax'' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Expenses

Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets.

Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

During the year ended March 31, 2008, the Funds adopted Financial Accounting Standards board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.” FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are no longer subject to examination by tax authorities for years prior to 2006.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2009 are as follows:

Limited Term Bond Fund	Bond Fund	Municipal Bond Fund
Purchases of U.S. Government Securities	$ 2,844,747	$ 2,157,758	$--
Other purchases	708,386	562,442	519,832

Proceeds from maturities or sales of

U.S. Government Securities	4,998,970	1,388,536	--
Other proceeds from maturities or sales	2,680,727	12,146,080	2,085,141

4. Related Party Transactions

Under the terms of its Investment Advisory Agreement, WB Capital is entitled to receive fees computed daily on a percentage of the average daily net assets of each Fund as follows:

Institutional Money Market Fund                                 0.35%

Institutional Reserves Fund                                           0.35%

Liquid Assets Fund                                                         0.35%

Limited Term Bond Fund                                                0.50%

Bond Fund                                                                        0.55%

Municipal Bond Fund                                                     0.50%

WB Capital voluntarily limited advisory fees for the Institutional Money Market Fund to a range from 0.10 to 0.15 percent, Institutional Reserves Fund to 0.24 percent, and Liquid Assets Fund to a range from 0.33 to 0.35 percent during the period ended September 30, 2009.

The Funds have entered into a management and administration agreement with WB Capital pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Funds. WB Capital voluntarily limited administrative fees for the Institutional Money Market Fund to 0.07 percent, Institutional Reserves Fund to a range from 0.04 to 0.09 percent, Liquid Assets Fund to a range from 0.00 to 0.21 percent, Limited Term Bond Fund to 0.14 percent, Bond Fund to 0.17 percent, and Municipal Bond Fund to 0.22 percent during the period ended September 30, 2009.

WB Capital also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. WB Capital voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund during the period ended September 30, 2009.

The Funds have adopted an Administrative Services Plan (the "Services Plan'') pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization'') which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "Customers'') who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. For the period ended September 30, 2009, the Funds are required to pay Administrative Servicing Fees as follows: 0.10 percent on S2 Shares of the Liquid Assets Fund, which would have been 0.25 percent without the 0.15 percent waiver which was implemented April 1, 2009, and 0.25 percent on T Shares of the Liquid Assets Fund, of which 0.10 percent was waived. WB Capital has waived Administrative Service Fees on the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund.

Foreside Distribution Services, L.P. serves as distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan'') adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.25 percent on S2 Shares of the Liquid Assets Fund, T Shares of the Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. For the period ended September 30, 2009, such fees were limited to 0.15 percent for S2 Shares of the Liquid Assets Fund. No fees have been approved for all other classes and Funds including T and I Shares for Liquid Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. However, WB Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the period ended September 30, 2009, WB Capital limited distribution fees on S2 Shares of Liquid Assets Fund.

WB Capital also serves as the Fund's transfer agent to the Institutional Money Market Fund, Institutional Reserves Fund, and S2 and I Share classes of Liquid Assets Fund. WB Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount. During the period ended September 30, 2009, WB Capital received $12,000 in transfer agent service fees. Citi Fund Services Ohio, Inc. serves as transfer agent to the other classes and Funds pursuant to a transfer agency agreement with the Funds and receives a fee for such services.

Expenses voluntarily reduced/waived by WB Capital for the period ended September 30, 2009 are as follows:

	Institutional	Institutional	Liquid	Limited		Municipal
	Money Market	Reserves	Assets	Term Bond	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund

EXPENSES:
Investment advisory fees	$ 118,612	$ 29,984	$ 256	$ --	$ --	$ --
Administration fees	74,915	37,965	34,479	13,475	21,325	1,965
Accounting fees	16,053	8,178	--	--	--	--
Distribution and shareholder service fees S2 Shares	--	--	20,314	--	--	--
Administrative service fees T Shares	--	--	5,516	--	--	--
Administrative service fees	--	--	--	28,073	59,237	12,279
Transfer agent fees	6,000	--	--	--	--	--
Other	--	$5,000	84,500	30,400	72,500	25,800
Expenses voluntarily reduced/waived	$ 215,580	$ 81,127	$ 145,065	$ 71,948	$ 153,062	$ 40,044

Lehman Brothers Security Purchase by the Adviser

On September 15, 2008 Lehman Brothers announced the filing of a Chapter 11 Bankruptcy petition causing the Lehman bond held by the Liquid Assets Fund to no longer meet the Rule 2a-7 eligibility requirements. On September 17, 2008, WB Capital purchased the defaulted Lehman security from the Liquid Assets Fund, pursuant to Rule 17a-9. Rule 17a-9 allows an affiliate of a money market fund to purchase a security which is no longer eligible under 2a-7, as an exemption to 17(a) of the Act. WB Capital purchased the bond at amortized cost plus accrued interest. The Fund recognized a loss of $443,077, which was reimbursed by WB Capital’s purchase of the bond. The loss and reimbursement was included on the Statement of Operations as of March 31, 2009.

5. Federal Income Taxes

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of September 30, 2009 for tax purposes follow:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized	Cost of
	Gain	(Loss)	Gain (Loss)	Investments
Institutional Money Market Fund	$ --	$ --	$ --	$80,975,113
Institutional Reserves Fund	--	--	--	48,149,308
Liquid Assets Fund	--	--	--	72,360,961
Limited Term Bond Fund	561,802	(559,131)	2,671	20,051,447
Bond Fund	1,678,246	(859,370)	818,876	42,143,444
Municipal Bond Fund	413,460	(770)	412,690	8,883,713

        For tax purposes, the following Funds have capital loss carryovers as of March 31, 2009, the Funds’ most recent fiscal year end, which are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

	Liquid	Limited Term
	Assets Fund	Bond Fund	Bond Fund
March 31, 2010	$ --	$ --	$ --
March 31, 2011	4,519	17,563	--
March 31, 2012	6,648	1,659,350	1,793,103
March 31, 2013	--	88,259	--
March 31, 2014	--	624,709	8,157
March 31, 2015	--	397,132	856,953
March 31, 2016	--	--	--
March 31, 2017	98,727	142,062	129,296
Total Carryover	$ 109,894	$ 2,929,075	$ 2,787,509

At March 31, 2009, the Limited Term Bond Fund had $176,312 in deferred capital losses occurring subsequent to October 31, 2008. For tax purposes, such losses will be reflected in the year ended March 31, 2010. Certain reclassifications have been made for permanent tax differences related to expiring capital loss carryovers and paydown gains and losses.

        6. Other Tax Information (unaudited)

The Municipal Bond Fund designated $133,165 of capital gain dividends and $390,262 of tax-exempt dividends for the year ended March 31, 2009.

7. Fair Value Measurement

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurement. FAS 157 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (GAAP), and expand disclosures about fair value measurements. Under FAS 157, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels as described below:

Level 1 –	quote prices in active markets for identical securities;
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Funds’ assets:

Level 1	Level 2	Level 3	Total

Institutional Money Market Fund	$7,500,000	$73,475,113	$--	$80,975.113
Institutional Reserves Fund	4,600,000	43,549,308	--	48,149,308
Liquid Assets Fund	7,000,000	65,360,961	--	72,360,961
Limited Term Bond Fund	253,188	19,795,588	--	20,048,776
Bond Fund	35,913	42,926,407	--	42,962,320
Municipal Bond Fund	331,147	8,965,256	--	9,296,403

8. Participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds

The Board authorized the participation by the Liquid Assets Fund in the U.S. Treasury’s Temporary Money Market Guarantee Program (the “Program”).

The Program guaranteed investors in Liquid Assets Fund that they would receive $1 for each share in the Liquid Assets Fund that they had as of the close of business on September 19, 2008 in the event the fund liquidated its holdings and the per share value at that time was less than $1 per share. While the Program was in effect, shareholders of the Liquid Assets Fund on September 19, 2008 who continuously maintained a positive account balance in that fund from the period of September 19, 2008 until the date, if any, on which such Fund’s net asset value fell below $0.995 per share (the “Guarantee Event”) would be protected up to the lesser of (i) the number of shares owned by the holder on September 19, 2008, or (ii) the number of shares owned by the holder on the date of the Guarantee Event.

The Secretary of the Treasury has not extended the Program past the close of business on September 18, 2009.

Participation in the initial Program and two extension periods required a payment to the Treasury in the amount of $66,373 of which $25,443 is included in the Insurance expense on the Statement of Operations.

The Program was subject to certain conditions and limitations. For example, there was an overall limit of $50 billion for all money market funds participating in the Program. More details about the Program and its restrictions are available on the U.S. Department of Treasury’s website: www.ustreas.gov.

The Institutional Money Market Fund and Institutional Reserves Fund are invested entirely in U.S. Government Agency securities or securities collateralized by U.S. Government Agency securities. Since U.S. Government Agency securities or securities collateralized by U.S. Government Agency securities are backed by the full faith and credit of the United States government, the Board elected not to enroll the Institutional Money Market Fund and Institutional Reserves Fund in the Program.

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WB Capital Mutual Funds, Inc.
Financial Highlights

			Investment Activities					Dividends and Distributions

		NAV	Net		Net Realized/		Total from	From Net	From Net	Return	Dividends	NAV
		Beginning	Investment		Unrealized		Investment	Investment	Realized	of	and	End
		of Period	Income		Gains (Losses)		Activities	Income	Gains	Capital	Distributions	of Period
Institutional Money Market Fund
Six Months Ended
September 30, 2009 (unaudited)		$1.00	0.00	*	0.00		0.00	(0.00)	0.00	0.00	(0.00)	$1.00
Year Ended	March 31, 2009	$1.00	0.02		0.00		0.02	(0.02)	0.00	0.00	(0.02)	$1.00
Year Ended	March 31, 2008	$1.00	0.05		0.00		0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2007	$1.00	0.05		0.00		0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2006	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
From March 7, 2005
through March 31, 2005		$1.00	0.00	*	0.00		0.00	0.00	0.00	0.00	0.00	$1.00
Institutional Reserves Fund
Six Months Ended
September 30, 2009 (unaudited)		$1.00	0.00	*	0.00		0.00	(0.00)	0.00	0.00	(0.00)	$1.00
Year Ended	March 31, 2009	$1.00	0.02		0.00		0.02	(0.02)	0.00	0.00	(0.02)	$1.00
Year Ended	March 31, 2008	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.05		0.00		0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2006	$1.00	0.03		0.00		0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.02		0.00		0.02	(0.02)	0.00	0.00	(0.02)	$1.00
Liquid Assets Fund "S2" Shares
Six Months Ended
September 30, 2009 (unaudited)		$1.00	0.00	*	0.00		0.00	(0.00)	0.00	0.00	(0.00)	$1.00
Year Ended	March 31, 2009	$1.00	0.01		(0.00)	*	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2006	$1.00	0.03		0.00		0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.01		0.00		0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Liquid Assets Fund "T" Shares
Six Months Ended
September 30, 2009 (unaudited)		$1.00	0.00	*	0.00		0.00	(0.00)	0.00	0.00	(0.00)	$1.00
Year Ended	March 31, 2009	$1.00	0.01		(0.00)	*	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2006	$1.00	0.03		0.00		0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.01		0.00		0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Liquid Assets Fund "I" Shares
Six Months Ended
September 30, 2009 (unaudited)		$1.00	0.00	*	0.00		0.00	(0.00)	0.00	0.00	(0.00)	$1.00
Year Ended	March 31, 2009	$1.00	0.01		(0.00)	*	0.01	(0.01)	0.00	0.00	(0.01)	$1.00
Year Ended	March 31, 2008	$1.00	0.04		0.00		0.04	(0.04)	0.00	0.00	(0.04)	$1.00
Year Ended	March 31, 2007	$1.00	0.05		0.00		0.05	(0.05)	0.00	0.00	(0.05)	$1.00
Year Ended	March 31, 2006	$1.00	0.03		0.00		0.03	(0.03)	0.00	0.00	(0.03)	$1.00
Year Ended	March 31, 2005	$1.00	0.01		0.00		0.01	(0.01)	0.00	0.00	(0.01)	$1.00

WB Capital Mutual Funds, Inc.
Financial Highlights

		Total Return / Ratios / Supplementary Data

				Net Assets	Expenses to		Investment		Expenses to		Investment
		Total		End of Period	Average		Income to		Average		Income to
		Return		(000 omitted)	Net Assets		Average Net Assets		Net Assets**		Average Net Assets**
Institutional Money Market Fund
Six Months Ended
September 30, 2009 (unaudited)		0.16%	***	$81,206	0.31%	****	0.32%	****	0.71%	****	(0.09%)	****
Year Ended	March 31, 2009	1.64%		$61,107	0.25%		1.66%		0.74%		1.17%
Year Ended	March 31, 2008	4.58%		$61,209	0.24%		4.58%		0.75%		4.08%
Year Ended	March 31, 2007	5.13%		$107,018	0.21%		5.01%		0.75%		4.47%
Year Ended	March 31, 2006	3.64%		$63,486	0.21%		3.94%		0.74%		3.41%
From March 7, 2005
through March 31, 2005		0.17%	***	$10,112	0.15%	****	2.54%	****	0.74%	****	1.95%	****
Institutional Reserves Fund
Six Months Ended
September 30, 2009 (unaudited)		0.10%	***	$48,170	0.45%	****	0.19%	****	0.75%	****	(0.11%)	****
Year Ended	March 31, 2009	1.51%		$47,326	0.46%		1.52%		0.73%		1.25%
Year Ended	March 31, 2008	4.43%		$56,514	0.36%		4.35%		0.73%		3.99%
Year Ended	March 31, 2007	4.98%		$66,263	0.33%		4.89%		0.72%		4.50%
Year Ended	March 31, 2006	3.47%		$46,155	0.30%		3.43%		0.72%		3.01%
Year Ended	March 31, 2005	1.59%		$43,673	0.17%		1.62%		0.72%		1.07%
Liquid Assets Fund "S2" Shares
Six Months Ended
September 30, 2009 (unaudited)		0.04%	***	$17,487	0.82%	****	0.08%	****	1.39%	****	(0.49%)	****
Year Ended	March 31, 2009	0.79%	*****	$17,243	1.18%		0.89%		1.33%		0.74%
Year Ended	March 31, 2008	3.78%		$27,043	1.16%		3.75%		1.26%		3.65%
Year Ended	March 31, 2007	4.14%		$36,028	1.20%		4.02%		1.30%		3.92%
Year Ended	March 31, 2006	2.65%		$60,514	1.23%		2.64%		1.33%		2.54%
Year Ended	March 31, 2005	0.77%		$48,241	1.16%		0.88%		1.33%		0.71%
Liquid Assets Fund "T" Shares
Six Months Ended
September 30, 2009 (unaudited)		0.09%	***	$10,404	0.72%	****	0.18%	****	1.14%	****	(0.24%)	****
Year Ended	March 31, 2009	1.05%	*****	$10,437	0.93%		1.12%		1.08%		0.96%
Year Ended	March 31, 2008	4.04%		$14,661	0.91%		3.99%		1.01%		3.89%
Year Ended	March 31, 2007	4.40%		$15,212	0.95%		4.28%		1.05%		4.18%
Year Ended	March 31, 2006	2.90%		$27,537	0.98%		3.04%		1.08%		2.94%
Year Ended	March 31, 2005	0.94%		$13,461	0.98%		0.93%		1.08%		0.83%
Liquid Assets Fund "I" Shares
Six Months Ended
September 30, 2009 (unaudited)		0.16%	***	$44,718	0.57%	****	0.33%	****	0.89%	****	0.01%	****
Year Ended	March 31, 2009	1.20%	*****	$56,669	0.78%		1.16%		0.83%		1.11%
Year Ended	March 31, 2008	4.20%		$66,018	0.76%		4.12%		-----		-----
Year Ended	March 31, 2007	4.55%		$64,181	0.80%		4.52%		-----		-----
Year Ended	March 31, 2006	3.06%		$32,616	0.83%		3.28%		-----		-----
Year Ended	March 31, 2005	1.09%		$10,357	0.83%		1.03%		-----		-----

* Amount rounded to zero.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. For the Liquid Assets

   Fund "S2", "T", and "I" Shares voluntary waivers were 0.32%. For the Limited Term Bond Fund the voluntary waiver was 0.39%. For the Bond Fund the voluntary waiver was 0.40%. For the Municipal Bond Fund the voluntary waiver was 0.57%.

*** Total return is for the period and has not been annualized.
**** Ratios are annualized.

***** In September 2008, the adviser fully reimbursed the Liquid Assets Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.40% for S2 Shares, 0.41% for T Shares, and 0.41% for I Shares.

WB Capital Mutual Funds, Inc.
Financial Highlights

			Investment Activities			Dividends and Distributions

		NAV	Net	Net Realized/	Total from	From Net	From Net	Return	Dividends	NAV
		Beginning	Investment	Unrealized	Investment	Investment	Realized	of	and	End
		of Period	Income	Gains (Losses)	Activities	Income	Gains	Capital	Distributions	of Period
Limited Term Bond Fund
Six Months Ended
September 30, 2009 (unaudited)		$9.31	0.16	0.20	0.36	(0.16)	0.00	0.00	(0.16)	$9.51
Year Ended	March 31, 2009	$9.76	0.37	(0.45)	(0.08)	(0.37)	0.00	0.00	(0.37)	$9.31
Year Ended	March 31, 2008	$9.48	0.38	0.28	0.66	(0.38)	0.00	0.00	(0.38)	$9.76
Year Ended	March 31, 2007	$9.41	0.37	0.09	0.46	(0.39)	0.00	0.00	(0.39)	$9.48
Year Ended	March 31, 2006	$9.47	0.30	(0.08)	0.22	(0.28)	0.00	0.00	(0.28)	$9.41
Year Ended	March 31, 2005	$9.76	0.26	(0.29)	(0.03)	(0.24)	0.00	(0.02)	(0.26)	$9.47
Bond Fund
Six Months Ended
September 30, 2009 (unaudited)		$9.41	0.21	0.62	0.83	(0.21)	0.00	0.00	(0.21)	$10.03
Year Ended	March 31, 2009	$9.88	0.44	(0.47)	(0.03)	(0.44)	0.00	0.00	(0.44)	$9.41
Year Ended	March 31, 2008	$9.70	0.44	0.18	0.62	(0.44)	0.00	0.00	(0.44)	$9.88
Year Ended	March 31, 2007	$9.56	0.42	0.14	0.56	(0.42)	0.00	0.00	(0.42)	$9.70
Year Ended	March 31, 2006	$9.80	0.40	(0.24)	0.16	(0.40)	0.00	0.00	(0.40)	$9.56
Year Ended	March 31, 2005	$10.05	0.40	(0.25)	0.15	(0.40)	0.00	0.00	(0.40)	$9.80
Municipal Bond Fund
Six Months Ended
September 30, 2009 (unaudited)		$10.08	0.16	0.39	0.55	(0.16)	(0.07)	0.00	(0.23)	$10.40
Year Ended	March 31, 2009	$10.11	0.33	0.10	0.43	(0.33)	(0.13)	0.00	(0.46)	$10.08
Year Ended	March 31, 2008	$10.08	0.34	0.05	0.39	(0.34)	(0.02)	0.00	(0.36)	$10.11
Year Ended	March 31, 2007	$10.12	0.35	0.06	0.41	(0.35)	(0.10)	0.00	(0.45)	$10.08
Year Ended	March 31, 2006	$10.49	0.33	(0.19)	0.14	(0.33)	(0.18)	0.00	(0.51)	$10.12
Year Ended	March 31, 2005	$11.02	0.34	(0.38)	(0.04)	(0.34)	(0.15)	0.00	(0.49)	$10.49

WB Capital Mutual Funds, Inc.
Financial Highlights

		Total Return / Ratios / Supplementary Data

				Net Assets	Expenses		Investment		Expenses		Investment
		Total		End of Period	to Average		Income to		to Average		Income to		Portfolio
		Return		(000 omitted)	Net Assets		Average Net Assets		Net Assets*		Average Net Assets*		Turnover
Limited Term Bond Fund
Six Months Ended
September 30, 2009 (unaudited)		3.97%	***	$20,168	0.78%	****	3.48%	****	1.42%	****	2.84%	****	16%
Year Ended	March 31, 2009	(0.82%)		$23,747	0.76%		3.86%		1.38%		3.24%		34%
Year Ended	March 31, 2008	7.15%		$28,102	0.78%		3.98%		1.33%		3.44%		38%
Year Ended	March 31, 2007	4.98%		$32,270	0.77%		3.72%		1.30%		3.19%		33%
Year Ended	March 31, 2006	2.31%		$44,874	0.89%		3.05%		1.26%		2.68%		65%
Year Ended	March 31, 2005	(0.27%)		$57,251	0.89%		2.72%		1.24%		2.38%		43%
Bond Fund
Six Months Ended
September 30, 2009 (unaudited)		8.95%	***	$43,148	0.76%	****	4.32%	****	1.41%	****	3.68%	****	6%
Year Ended	March 31, 2009	(0.21%)		$50,999	0.75%		4.59%		1.37%		3.96%		31%
Year Ended	March 31, 2008	6.56%		$66,666	0.75%		4.51%		1.30%		3.97%		23%
Year Ended	March 31, 2007	6.00%		$74,287	0.78%		4.33%		1.32%		3.79%		20%
Year Ended	March 31, 2006	1.67%		$96,123	0.97%		3.85%		1.27%		3.55%		29%
Year Ended	March 31, 2005	1.47%		$112,672	0.98%		3.97%		1.28%		3.67%		46%
Municipal Bond Fund
Six Months Ended
September 30, 2009 (unaudited)		5.53%	***	$9,399	0.76%	****	3.04%	****	1.58%	****	2.23%	****	6%
Year Ended	March 31, 2009	4.41%		$10,466	0.75%		3.23%		1.49%		2.50%		24%
Year Ended	March 31, 2008	4.00%		$12,769	0.75%		3.38%		1.36%		2.77%		20%
Year Ended	March 31, 2007	3.08%		$17,417	0.76%		3.38%		1.33%		2.80%		50%
Year Ended	March 31, 2006	1.30%		$26,287	0.94%		3.09%		1.19%		2.84%		32%
Year Ended	March 31, 2005	(0.34%)		$38,569	0.99%		3.15%		1.24%		2.90%		38%

* Amount rounded to zero.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. For the Liquid Assets

    Fund "S2", "T", and "I" Shares voluntary waivers were 0.32%. For the Limited Term Bond Fund the voluntary waiver was 0.39%. For the Bond Fund the voluntary waiver was 0.40%. For the Municipal Bond Fund the voluntary waiver was 0.57%.

*** Total return is for the period and has not been annualized.
**** Ratios are annualized.

***** In September 2008, the adviser fully reimbursed the Liquid Assets Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.40% for S2 Shares, 0.41% for T Shares, and 0.41% for I Shares.

WB Capital Mutual Funds, Inc.

Additional Information (unaudited)

September 30, 2009

1. About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009. The table on the following page illustrates your fund’s costs in two ways:

         A.    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

B.     Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

WB Capital Mutual Funds, Inc.
Additional Information (unaudited) (continued)
September 30, 2009

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	4/1/2009	9/30/2009	4/1/09-9/30/09	Ratio*
Based on Actual Fund Return
Money Market Funds:
Institutional Money Market Fund	$1,000.00	$1,001.61	$1.55	0.31%
Institutional Reserves Fund	1,000.00	1,001.03	2.25	0.45%
Liquid Assets Fund S2 Shares	1,000.00	1,000.38	4.11	0.82%
Liquid Assets Fund T Shares	1,000.00	1,000.88	3.60	0.72%
Liquid Assets Fund I Shares	1,000.00	1,001.63	2.85	0.57%
Fixed Income Funds:
Limited Term Bond Fund	1,000.00	1,039.66	3.95	0.78%
Bond Fund	1,000.00	1,089.49	3.88	0.76%
Municipal Bond Fund	1,000.00	1,055.27	3.86	0.76%

Based on Hypothetical 5% Return
Money Market Funds:
Institutional Money Market Fund	$1,000.00	$1,023.51	$1.57	0.31%
Institutional Reserves Fund	1,000.00	1,022.82	2.28	0.45%
Liquid Assets Fund S2 Shares	1,000.00	1,020.96	4.15	0.82%
Liquid Assets Fund T Shares	1,000.00	1,021.47	3.64	0.72%
Liquid Assets Fund I Shares	1,000.00	1,022.22	2.88	0.57%
Fixed Income Funds:
Limited Term Bond Fund	1,000.00	1,021.16	3.95	0.78%
Bond Fund	1,000.00	1,021.24	3.87	0.76%
Municipal Bond Fund	1,000.00	1,021.24	3.87	0.76%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

WB Capital Mutual Funds, Inc.

Additional Information (unaudited) (continued)

September 30, 2009

2.  Proxy Voting Policies and Procedures, Proxy Voting Record and Schedule of Portfolio Holdings Form N-PX

Complete schedules of portfolio holding for the first and third quarters (Form N-Q) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securities, there are no votes recorded. Form N-PX and the Form N-Q are available upon request:

        By calling the Funds toll free at 1-800-798-1819,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

WB Capital Mutual Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

WB Capital Management Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

3435 Stelzer Road

Columbus, Ohio 43219

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather, L.L.P

1900 U.S. Bank Building

Lincoln, Nebraska 68508

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR

FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) THE CODE OF ETHICS WAS NOT AMENDED DURING THE REPORTING PERIOD.

(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE WB CAPITAL MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) Not Applicable on Semi-annual report.

(B) NOT APPPLICABLE.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF December 1, 2009, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WB CAPITAL MUTUAL FUNDS, INC.

By

                                                , Acting President

Date: December 2, 2009

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

                                                , Acting President and Principal Executive

Douglas R. Gulling

December 2, 2009

,	Treasurer and Principal Financial and Accounting Officer

Amy M. Mitchell

December 2, 2009